Equity - Schedule of Pre-Funded Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Pre-Funded Warrant Activity [Abstract]
Number of Pre-Funded Warrants, Outstanding at Beginning	150,000
Weighted Average Exercise Price, Outstanding at Beginning	$ 0.01
Number of Pre-Funded Warrants, Pre-funded warrants issued	354,300	150,000
Weighted Average Exercise Price, Pre-funded warrants issued	$ 0.0001	$ 0.01
Number of Pre-Funded Warrants, Outstanding at Ending	504,300	150,000
Weighted Average Exercise Price, Outstanding at Ending	$ 0.003	$ 0.01